Investments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments [Line Items]
Investments other than investments accounted for using equity method	$ 760	$ 1,755
Current investments	351	728	$ 1,691
Non-current investments other than investments accounted for using equity method	409	1,027	$ 0
Common shares held [member]
Disclosure of Investments [Line Items]
Investments other than investments accounted for using equity method	736	673
Warrants held [member]
Disclosure of Investments [Line Items]
Investments other than investments accounted for using equity method	$ 24	$ 1,082